Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

	December 31, 2015	December 31, 2014
Cost	7,148.2	7,453.4
Accumulated depreciation and amortization	(3,442.5)	(3,000.1)

	3,705.6	4,453.3

Mining properties, mine development costs, mine plant facilities and mineral interests	3,226.6	3,807.2
Asset retirement costs	84.0	105.7
Other non-mining assets	395.0	540.4

	3,705.6	4,453.3

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2015	December 31, 2014
South African operations	65.6	67.4
Tarkwa Mine	11.3	9.0
Cerro Corona	40.4	34.5

	117.3	110.9